CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
CASH FLOWS - OPERATING ACTIVITIES
Net profit (loss)	$ (67,200)	$ 16,373
Income and expense items not involving cash flows:
Depreciation and amortization	85,311	99,474
Financing expense associated with debentures series F	77,279	10,121
Effect of fair value measurement on debt	$ 11,356	6,740
Financing costs relating to Jazz notes exchange		9,817
Other expense (income), net	$ 13	(203)
Gain from acquisition		(166,404)
Changes in assets and liabilities:
Trade accounts receivable	$ (15,585)	(25,406)
Other receivables and other current assets	(4,966)	56,731
Inventories	(4,455)	12,416
Trade accounts payable	(6,676)	14,258
Deferred revenue and customers' advances	5,968	(43)
Other current liabilities	23,270	16,156
Deferred tax liability, net	306	(16,031)
Other long-term liabilities	(13,410)	15,631
Net cash provided by operating activities excluding Nishiwaki fab closure employee related retirement cost	91,211	$ 49,630
Nishiwaki fab closure employee related retirement cost	(24,907)
Net cash provided by operating activities	66,304	$ 49,630
CASH FLOWS - INVESTING ACTIVITIES
Investments in property and equipment, net	$ (66,572)	(25,937)
Acquisition of subsidiary consolidated for the first time (a)		57,582
Interest bearing deposits, including designated deposits		10,000
Net cash provided by (used in) investing activities	$ (66,572)	41,645
CASH FLOWS - FINANCING ACTIVITIES
Proceeds on account of shareholders' equity	$ 5,654	11,451
Proceeds from long-term loans		85,884
Short-term loan repayment to Panasonic		(85,884)
Debt repayment	$ (48,683)	(25,431)
Net cash used in financing activities	(43,029)	(13,980)
Effect of foreign exchange rate change	(1,367)	2,054
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(44,664)	79,349
CASH AND CASH EQUIVALENTS - BEGINNING OF PERIOD	187,167	112,871
CASH AND CASH EQUIVALENTS - END OF PERIOD	142,503	192,220
NON-CASH ACTIVITIES
Investments in property and equipment	$ 17,350	10,906
Equity increase associated with Jazz notes exchange		$ 9,609
Conversion of debentures to share capital	$ 162,346
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the period for interest	6,905	$ 16,413
Cash paid during the period for income taxes	$ 1,167	103
ACQUISTION OF SUBSIDIARY CONSOLIDATED FOR THE FIRST TIME (a)
Working capital (excluding cash and cash equivalents)		32,406
Fixed assets		245,278
Intangible assets		24,520
Short-term loan		(85,249)
Long-term liabilities		(93,602)
Total		123,353
Less:
Share capital		14,531
Paid-in capital		166,404
Bargain purchase		180,935
Cash received from the acquisition of a subsidiary consolidated for the first time		$ 57,582